Finance income and charges - Narrative (Details)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
TURKEY
Disclosure of geographical areas [line items]
Movement in Price Index in hyperinflationary economy	12.00%	16.00%
Venezuela
Disclosure of geographical areas [line items]
Movement in Price Index in hyperinflationary economy	65.00%	36.00%